UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel O’Neill
1301 Avenue of the Americas (6th Ave.)
35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period: November 30, 2012

Item 1. Schedule of Investments.

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	6,244,209
TOTAL NET ASSETS - 100.0%	$6,244,209

Percentages are stated as a percent of net assets.
(a) $900,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2012 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell 2000 Index	15,195	$12,215,191	0.19%	7/9/2013	$290,776

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	20,374,538
TOTAL NET ASSETS - 100.0%	$20,374,538

Percentages are stated as a percent of net assets.
(a) $5,170,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
November 30, 2012 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell 2000 Index	49,584	$39,822,705	(0.79%)	10/15/2013	$(976,771)

Direxion Monthly 10 Year Note Bull 2X Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	28,337,131
TOTAL NET ASSETS - 100.0%	$28,337,131

Percentages are stated as a percent of net assets.
(a) $8,700,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2012 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	44,473	$55,853,170	(0.56%)	11/22/2013	$813,572

Direxion Monthly 10 Year Note Bear 2X Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	9,305,589
TOTAL NET ASSETS - 100.0%	$9,305,589

Percentages are stated as a percent of net assets.
(a) $2,995,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
November 30, 2012 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	14,592	$18,548,076	(0.14%)	11/22/2013	$(54,352)

Dynamic HY Bond Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 93.7%
91,367	iShares iBoxx $ High Yield Corporate Bond Fund	$8,501,699
16,400	iShares iBoxx $ Investment Grade Corporate Bond Fund	2,002,932
209,928	SPDR Barclays Capital High Yield Bond ETF	8,514,680
	TOTAL INVESTMENT COMPANIES (Cost $17,642,341)	$19,019,311

	TOTAL INVESTMENTS (Cost $17,642,341) - 93.7%	$19,019,311
	Other Assets in Excess of Liabilities - 6.3%	1,268,910
	TOTAL NET ASSETS - 100.0%	$20,288,221

Percentages are stated as a percent of net assets.

Direxion Monthly Commodity Bull 2X Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	11,011,550
TOTAL NET ASSETS - 100.0%	$11,011,550

Percentages are stated as a percent of net assets.
(a) $5,800,000 of cash is held as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2012 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	14,715	$12,979,020	(0.62%)	10/16/2013	$(743,417)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	6,260	5,304,924	(0.57%)	11/20/2013	(101,925)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	2,065	1,697,705	(0.56%)	12/18/2013	16,307
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	3,545	2,895,803	(0.56%)	1/15/2014	42,270
		26,585	$22,877,452			$(786,765)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	26,667,554
TOTAL NET ASSETS - 100.0%	$26,667,554

Percentages are stated as a percent of net assets.
(a) $12,430,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2012 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	349,592	$14,654,013	(1.06%)	10/16/2013	$(68,940)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	448,900	18,635,199	(1.06%)	11/20/2013	94,570
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	320,646	13,218,459	(1.06%)	12/18/2013	171,774
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	156,992	6,548,044	(1.06%)	1/15/2014	13,770
		1,276,130	$53,055,715			$211,174

Direxion Monthly China Bull 2X Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	8,205,548
TOTAL NET ASSETS - 100.0%	$8,205,548

Percentages are stated as a percent of net assets.
(a) $3,540,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2012 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	441,998	$16,444,031	0.29%	10/15/2013	$(30,272)

U.S. Government Money Market Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 100.0%
MONEY MARKET FUNDS - 100.0%
11,167,234	Goldman Sachs Financial Square Federal Fund, 0.06%(a)	$11,167,234
	TOTAL SHORT TERM INVESTMENTS (Cost $11,167,234)	$11,167,234

	TOTAL INVESTMENTS (Cost $11,167,234) - 100.0%	$11,167,234
	Other Assets in Excess of Liabilities - 0.0%	458
	TOTAL NET ASSETS - 100.0%	$11,167,692

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2012.

Evolution Managed Bond Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 97.0%
9,299	AllianceBernstein Global High Income Fund	$146,273
11,494	BlackRock Corporate High Yield Fund VI	145,054
13,094	BlackRock Credit Allocation Income Trust II	148,224
9,729	BlackRock Floating Rate Income Strategies Fund	145,448
62,654	iShares Barclays 1-3 Year Treasury Bond Fund	5,290,504
14,705	iShares Barclays 3-7 Year Treasury Bond Fund	1,820,773
19,706	iShares Barclays 7-10 Year Treasury Bond Fund	2,144,013
17,600	iShares Barclays 20+ Year Treasury Bond Fund	2,196,304
15,800	iShares Barclays Short Treasury Bond Fund	1,741,476
11,439	iShares Barclays TIPS Bond Fund	1,405,967
17,545	iShares Core Total U.S. Bond ETF	1,969,426
55,000	iShares iBoxx High Yield Corporate Bond Fund	5,117,750
23,400	iShares iBoxx $ Investment Grade Corporate Bond Fund	2,857,842
27,128	iShares S&P National AMT-Free Municipal Bond Fund	3,094,220
18,628	MFS Charter Income Trust	189,819
27,837	MFS Government Markets Income Trust	188,178
22,253	MFS Intermediate Income Trust	146,202
74,200	PIMCO Total Return ETF	8,171,646
27,060	Putnam Premier Income Trust	146,665
8,626	Templeton Emerging Markets Income Fund	147,246
55,375	Vanguard Total Bond Market ETF	4,703,553
9,157	Wells Fargo Advantage Multi-Sector Income Fund	147,886
6,590	Western Asset Emerging Markets Debt Fund	143,794
14,799	Western Asset High Income Fund II	147,102
10,842	Western Asset/Claymore - Linked Opportunities & Income Fund	144,199
	TOTAL INVESTMENT COMPANIES (Cost $39,617,596)	$42,499,564

	TOTAL INVESTMENTS (Cost $39,617,596) - 97.0%	$42,499,564
	Other Assets in Excess of Liabilities - 3.0% (a)	1,298,827
	TOTAL NET ASSETS - 100.0%	$43,798,391

Percentages are stated as a percent of net assets.
(a) $3,632 of cash is pledged as collateral for future contracts.

Short Futures Contracts
November 30, 2012 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
1	U.S. Long Bond Index Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $150,063)	$(12)

Evolution All-Cap Equity Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 74.6%
Accommodation - 0.1%
940	Melco Crown Entertainment Ltd. ADR (China)(a)	$14,344

Administrative and Support Services - 2.2%
1,536	Ctrip.com International, Ltd. ADR (China)(a)	29,338
14,526	EnerNOC, Inc.(a)	163,998
111	Portfolio Recovery Associates, Inc.(a)	10,969
137	The Dun & Bradstreet Corp.	10,848
826	The Geo Group, Inc.	23,293
		238,446
Air Transportation - 1.0%
1,195	Ryanair Holdings PLC ADR (Ireland)(a)	41,144
1,965	Skywest, Inc.	22,774
3,219	US Airways Group, Inc.(a)	41,493
		105,411
Ambulatory Health Care Services - 0.2%
160	Chemed Corp.	10,893
504	HealthSouth Corp.(a)	11,083
		21,976

Amusement, Gambling, and Recreation Industries - 0.1%
65	Wynn Resorts Ltd.	7,306

Animal Production and Aquaculture - 0.2%
539	Cal-Maine Foods, Inc.	24,778

Apparel Manufacturing - 0.7%
1,989	G-III Apparel Group, Ltd.(a)	75,681

Beverage and Tobacco Product Manufacturing - 0.1%
91	Diageo PLC ADR (United Kingdom)	10,881

Broadcasting (except Internet) - 0.2%
2,508	Nexstar Broadcasting Group, Inc. Class A(a)	22,572

Building Material and Garden Equipment and Supplies Dealers - 1.0%
205	Lowe's Companies, Inc.	7,398
398	Lumber Liquidators Holdings, Inc.(a)	21,365
1,267	The Home Depot, Inc.	82,444
		111,207
Chemical Manufacturing - 6.5%
6,500	Acorda Therapeutics, Inc.(a)	163,670
906	Georgia Gulf Corp.	41,549
98	Gilead Sciences, Inc.(a)	7,350
1,094	Landec Corp.(a)	11,006
3,311	Life Technologies Corp.(a)	163,398
69	Novo Nordisk A/S ADR (Denmark)	10,948
4,647	Polyone Corp.	93,590
198	Regeneron Pharmaceuticals, Inc.(a)	34,957
927	Sanofi ADR (France)	41,363
1,519	TPC Group, Inc.(a)	72,957
621	Trex Co, Inc.(a)	25,219
583	Westlake Chemical Corp.	42,215
		708,222
Clothing and Clothing Accessories Stores - 0.5%
383	rue21, inc.(a)	10,996
1,157	The Gap, Inc.	39,870
		50,866
Computer and Electronic Product Manufacturing - 2.2%
512	Badger Meter, Inc.	23,071
964	Cynosure, Inc. Class A(a)	21,709
14,120	Research In Motion Ltd.(Canada)(a)	163,792
839	Spreadtrum Communications, Inc. ADR (China)	15,589
800	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (China)	13,816
		237,977
Construction of Buildings - 2.3%
2,093	D.R. Horton, Inc.	40,730
3,093	Empresas ICA S.A.B. de C.V. ADR (Mexico)(a)	28,208
8,670	KB Home	124,501
439	PulteGroup, Inc.(a)	7,380
746	The Ryland Group, Inc.	24,954
760	Toll Brothers, Inc.(a)	24,198
		249,971
Credit Intermediation and Related Activities - 3.0%
773	Banner Corp.	23,229
848	Barclays PLC ADR (United Kingdom)	13,424
4,026	Capital City Bank Group, Inc.(a)	43,642
468	Cardtronics, Inc.(a)	10,736
211	Citigroup, Inc.	7,294
263	Discover Financial Services	10,943
227	First Cash Financial Services, Inc.(a)	10,966
474	FleetCor Technologies, Inc.(a)	24,738
268	HSBC Holdings PLC ADR (United Kingdom)	13,703
336	ICICI Bank Ltd. ADR (India)	13,773
178	JPMorgan Chase & Co.	7,312
239	M & T Bank Corp.	23,357
684	Ocwen Financial Corp.(a)	24,528
1,426	PrivateBancorp, Inc.	23,372
877	SunTrust Banks, Inc.	23,811
304	The Bank of New York Mellon Corp.	7,278
2,291	ViewPoint Financial Group, Inc.	46,851
		328,957
Data Processing, Hosting and Related Services - 0.6%
1,767	AOL, Inc.(a)	66,298

Educational Services - 0.1%
318	American Public Education, Inc.(a)	10,933

Electrical Equipment, Appliance, and Component Manufacturing - 2.8%
285	AZZ, Inc.	10,864
175	A.O. Smith Corp.	11,016
1,956	Spectrum Brands Holdings, Inc.	93,556
1,850	Whirlpool Corp.	188,404
		303,840
Electronics and Appliance Stores - 0.8%
3,435	GameStop Corp.	90,169

Fabricated Metal Product Manufacturing - 0.4%
917	The Shaw Group, Inc.(a)	41,201

Food Manufacturing - 1.2%
299	Campbell Soup Co.	10,988
835	ConAgra Foods, Inc.	24,933
1,529	Ingredion, Inc.	99,309
		135,230
Food Services and Drinking Places - 0.1%
368	Brinker International, Inc.	11,022

Forestry and Logging - 0.1%
270	Weyerhaeuser Co.	7,441

Funds, Trusts, and Other Financial Vehicles - 1.5%
60,873	Chimera Investment Corp.	166,792

Furniture and Related Product Manufacturing - 0.3%
767	Ethan Allen Interiors, Inc.	22,251
404	Select Comfort Corp.(a)	10,819
		33,070
Heavy and Civil Engineering Construction - 0.9%
4,073	Mastec, Inc.(a)	93,027

Hospitals - 1.5%
20,991	Health Management Associates, Inc. Class A(a)	166,878

Insurance Carriers and Related Activities - 3.9%
207	Aflac, Inc.	10,969
140	Cigna Corp.	7,318
1,978	Fidelity National Financial, Inc. Class A	47,887
3,688	First American Financial Corp.	87,774
1,974	Homeowners Choice, Inc.	41,079
1,502	ING Groep N.V. ADR (Netherlands)(a)	13,503
6,031	Protective Life Corp.	163,742
1,560	Stewart Information Services Corp.	42,588
103	The Travelers Companies, Inc.	7,295
		422,155
Machinery Manufacturing - 0.1%
182	ASML Holding N.V. ADR (Netherlands)	11,418

Management of Companies and Enterprises - 0.7%
1,458	Cardinal Financial Corp.	21,870
2,212	Citizens Republic Bancorp Inc.(a)	41,519
62	Goldman Sachs Group, Inc.	7,303
		70,692
Merchant Wholesalers, Durable Goods - 1.3%
906	DXP Enterprises, Inc.(a)	43,751
3,272	PSS World Medical, Inc.(a)	93,055
		136,806
Merchant Wholesalers, Nondurable Goods - 1.6%
231	Herbalife Ltd.	10,619
68,626	SUPERVALU, Inc.	163,330
		173,949
Mining (except Oil and Gas) - 1.6%
187	BHP Billiton Ltd. ADR (Australia)	13,471
7,130	Coeur d'Alene Mines Corp.(a)	165,844
		179,315
Miscellaneous Manufacturing - 2.2%
1,188	Movado Group, Inc.	41,212
41	Newmarket Corp.	10,879
556	Pool Corp.	23,291
7,715	Wright Medical Group, Inc.(a)	162,941
		238,323
Motor Vehicle and Parts Dealers - 1.0%
29	AutoZone, Inc.(a)	11,129
2,660	CarMax, Inc.(a)	96,452
		107,581
Nonmetallic Mineral Product Manufacturing - 1.1%
1,029	Apogee Enterprises, Inc.	23,585
3,456	USG Corp.(a)	92,724
		116,309
Nursing and Residential Care Facilities - 0.9%
4,314	Emeritus Corp.(a)	97,583

Oil and Gas Extraction - 1.9%
240	Noble Energy, Inc.	23,460
1,828	Rex Energy Corporation(a)	24,038
7,847	Stone Energy Corp.(a)	162,668
		210,166
Other Information Services - 0.3%
862	NetEase, Inc. ADR (China)(a)	37,807

Paper Manufacturing - 1.7%
4,909	Bemis Co.	164,942
677	Packaging Corp of America	24,670
		189,612
Petroleum and Coal Products Manufacturing - 2.7%
986	BP PLC ADR (United Kingdom)	41,175
588	CVR Energy, Inc.(a)	26,895
425	Marathon Petroleum Corp.	25,305
2,873	Murphy Oil Corp.	163,014
1,217	Western Refining, Inc.	35,354
		291,743
Plastics and Rubber Products Manufacturing - 1.8%
420	Carlisle Companies, Inc.	23,802
3,789	Cooper Tire & Rubber Co.	94,649
3,558	Newell Rubbermaid, Inc.	77,600
		196,051
Primary Metal Manufacturing - 0.2%
364	Kaiser Aluminum Corp.	22,157

Printing and Related Support Activities - 0.1%
374	Deluxe Corp.	10,771

Professional, Scientific, and Technical Services - 3.0%
162	Accenture PLC Class A (Ireland)	11,003
78	Alliance Data Systems Corp.(a)	11,114
298	Arbitron, Inc.	10,838
1,951	Computer Sciences Corp.	74,255
601	Computer Task Group, Inc.(a)	10,962
231	Moody's Corp.	11,222
28,860	United Online, Inc.	165,079
705	Virtusa Corp.(a)	11,041
1,021	VSE Corp.	23,504
		329,018
Publishing Industries (except Internet) - 3.4%
3,401	Catamaran Corp.(a)	165,595
9,197	Gannett Co., Inc.	164,626
209	The McGraw-Hill Companies, Inc.	11,100
341	Oracle Corp.	10,946
486	Tyler Technologies, Inc.(a)	22,803
		375,070
Real Estate - 1.5%
8,650	Avis Budget Group, Inc.(a)	163,831

Rental and Leasing Services - 0.9%
4,466	Exterran Holdings, Inc.(a)	93,205

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
2,716	Evercore Partners, Inc.	74,609

Telecommunications - 3.8%
2,813	Blucora, Inc.(a)	41,492
4,686	BT Group PLC ADR (United Kingdom)	175,210
487	China Mobile Ltd. ADR (China)	27,720
15,601	MetroPCS Communications, Inc.(a)	166,151
77	Time Warner Cable, Inc.	7,306
		417,879
Textile Product Mills - 0.7%
867	Mohawk Industries, Inc.(a)	74,553

Transportation Equipment Manufacturing - 6.0%
3,705	General Motors Co.(a)	95,885
117	Lockheed Martin Corp.	10,916
8,581	Oshkosh Corp.(a)	251,852
1,106	Tata Motors Ltd. ADR (India)	27,728
6,865	Thor Industries, Inc.	259,085
81	TransDigm Group, Inc.	11,018
		656,484
Utilities - 0.2%
234	National Grid PLC ADR (United Kingdom)	13,254
130	Siemens AG ADR (Germany)	13,455
		26,709
Wood Product Manufacturing - 0.7%
773	American Woodmark Corp.(a)	21,961
365	Deltic Timber Corp.	25,203
1,367	Louisiana Pacific Corp.(a)	23,813
		70,977
	TOTAL COMMON STOCKS (Cost $7,899,031)	$8,129,269

INVESTMENT COMPANIES - 3.8%
560	iShares Barclays 20+ Year Treasury Bond Fund	$69,882
2,409	iShares MSCI Pacific ex-Japan Index Fund	112,019
4,310	iShares S&P Europe 350 Index Fund	163,694
645	PIMCO Total Return ETF	71,034
	TOTAL INVESTMENT COMPANIES (Cost $397,534)	$416,629

	TOTAL INVESTMENTS (Cost $8,296,565) - 78.4%	$8,545,898
	Other Assets in Excess of Liabilities - 21.6%	2,356,910
	TOTAL NET ASSETS - 100.0%	$10,902,808

Percentages are stated as a percent of net assets.
(a) Non income producing

Evolution All-Cap Equity Fund
Short Futures Contracts
November 30, 2012 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
12	E-Mini S&P 500 Futures
	Expiring December 2012 (Underlying Face Amount at Market Value $848,250)	$(51)

Evolution Market Leaders Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.1%
97,700	First Trust Consumer Staples AlphaDEX Fund	$2,493,304
53,800	First Trust NYSE Arca Biotechnology Index Fund(a)	2,466,730
218,200	Guggenheim China Small Cap ETF	4,911,682
27,000	Guggenheim S&P Midcap 400 Pure Growth ETF	2,465,373
277,500	iShares Dow Jones U.S. Home Construction Index Fund	5,688,750
36,100	iShares Dow Jones U.S. Transportation Average Index Fund	3,285,100
144,000	iShares FTSE China 25 Index Fund	5,346,720
51,400	iShares FTSE NAREIT Residential Plus Capped Index Fund	2,429,164
177,300	iShares MCSI Switzerland Index Fund	4,639,941
33,700	iShares Morningstar Mid Core Index Fund	3,289,457
10,300	iShares Morningstar Mid Value Index Fund	830,283
43,700	iShares MSCI All Peru Capped Index Fund	1,943,339
398,800	iShares MSCI Australia Index Fund	9,958,036
637,700	iShares MSCI Hong Kong Index Fund	12,186,447
263,000	iShares MSCI Japan Index Fund	2,453,790
88,500	iShares MSCI New Zealand Investable Market Index Fund	3,083,340
32,100	iShares MSCI Pacific ex-Japan Index Fund	1,492,650
98,400	iShares MSCI Philippines Investable Market Index Fund	3,306,240
149,100	iShares MSCI South Africa Index Fund	9,643,788
160,400	iShares MSCI Turkey Investable Market Index Fund	9,911,116
24,900	iShares S&P Asia 50 Index Fund	1,150,380
40,900	iShares S&P Consumer Discretionary Sector Index Fund	2,471,587
46,200	iShares S&P Developed ex-U.S. Property Index Fund	1,651,188
21,700	iShares S&P MidCap 400 Growth Index Fund	2,464,252
67,000	iShares S&P MidCap 400 Value Index Fund	5,774,730
90,500	iShares S&P North American Technology-Multimedia Networking Index Fund	2,512,280
40,400	iShares S&P/TOPIX 150 Index	1,636,139
147,300	iShares Silver Trust(a)	4,766,628
181,700	iShars FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5,921,603
45,100	Market Vectors Biotech ETF(a)	2,455,695
37,500	Market Vectors Gaming ETF	1,342,399
24,700	PowerShares DB Silver Fund(a)	1,425,681
87,600	PowerShares DWA Technical Leaders Portfolio	2,454,552
55,700	PowerShares Dynamic Energy Exploration and Production Portfolio	1,494,988
21,300	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	1,177,890
121,900	PowerShares Water Resources Portfolio	2,469,694
79,100	RevenueShares Mid Cap Fund	2,496,396
19,900	SPDR Russell/Nomura Small Cap Japan ETF	816,298
15,600	SPDR S&P 400 Mid Cap Growth ETF	1,316,640
105,500	SPDR S&P China ETF	7,310,095
236,000	SPDR S&P Homebuilders ETF	6,211,520
17,000	Vanguard Mid-Cap Growth ETF	1,146,820
14,200	Vanguard Mid-Cap Value ETF	831,552
145,900	WisdomTree Japan Hedged Equity Fund	4,900,781
57,400	WisdomTree Japan SmallCap Dividend Fund	2,448,110
54,000	WisdomTree MidCap Earnings Fund	3,312,360
	TOTAL INVESTMENT COMPANIES (Cost $160,764,837)	$163,785,508

	TOTAL INVESTMENTS (Cost $160,764,837) - 99.1%	$163,785,508
	Other Assets in Excess of Liabilities - 0.9%	1,470,741
	TOTAL NET ASSETS - 100.0%	$165,256,249

Percentages are stated as a percent of net assets.
(a) Non income producing

Evolution Alternative Investment Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 86.0%
41,130	Bridgeway Managed Volatility Fund	$508,370
10,300	Consumer Discretionary Select Sector SPDR Fund	489,559
8,600	Consumer Staples Select Sector SPDR Fund	309,944
23,812	Driehaus Active Income Fund	251,934
16,900	Financial Select Sector SPDR Fund	266,344
33,000	First Trust Consumer Discretionary AlphaDEX Fund	753,060
4,600	First Trust Consumer Staples AlphaDEX Fund	117,392
14,500	First Trust Financial AlphaDEX Fund	225,475
30,200	First Trust ISE Water Index Fund	757,413
6,400	First Trust NYSE Arca Biotechnology Index Fund(a)	293,440
75,606	Grant Park Managed Futures Strategy Fund(a)	711,449
46,800	Guggenheim S&P Global Water Index ETF	1,025,388
9,100	Guggenheim S&P Equal Weight Consumer Staples ETF	639,275
2,300	Guggenheim S&P Equal Weight Healthcare ETF	179,254
65,695	Harbor Commodity Real Return Strategy Fund	487,460
12,300	Health Care Select Sector SPDR Fund	494,952
81,235	Hundredfold Select Alternative Fund	1,950,448
107,856	Invesco Balanced-Risk Allocation Fund	1,408,603
29,300	iPath S&P 500 Dynamic VIX ETN(a)	1,407,279
3,400	iShares Barclays 7-10 Year Treasury Bond Fund	369,920
5,500	iShares Cohen & Steers Realty Majors Index Fund	420,145
10,000	iShares Core S&P 500 Fund	1,425,700
5,100	iShares Diversified Alternatives Trust(a)	255,388
3,600	iShares Dow Jones U.S. Consumer Goods Sector Index Fund	275,256
2,800	iShares Dow Jones U.S. Consumer Services Sector Index Fund	245,056
3,700	iShares Dow Jones U.S. Financial Services Index Fund	209,161
12,500	iShares Dow Jones U.S. Home Construction Index Fund	256,250
10,400	iShares Dow Jones U.S. Insurance Index Fund	342,056
2,400	iShares Dow Jones U.S. Medical Devices Index Fund	162,360
3,200	iShares Dow Jones U.S. Pharmaceuticals Index Fund	277,984
4,100	iShares Dow Jones U.S. Regional Banks Index Fund	98,851
13,300	iShares FTSE NAREIT Residential Plus Capped Index Fund	628,558
8,200	iShares J.P. Morgan USD Emerging Markets Bond Fund	1,006,304
14,700	iShares S&P Global Financials Sector Index Fund	640,920
9,800	iShares S&P Global Healthcare Sector Index Fund	632,100
8,900	IQ Hedge Multi-Strategy Tracker ETF	251,425
61,657	Mainstay Marketfield Fund I(a)	967,398
8,870	Market Vectors Biotech ETF(a)	482,971
5,900	Market Vectors Intermediate Municipal ETF	142,839
21,400	Market Vectors Mortgage REIT Income ETF	561,108
48,449	Merger Fund	771,800
99,550	MutualHedge Frontier Legends Fund	948,714
34,219	Permanent Portfolio	1,682,881
5,700	PIMCO 15+ Year U.S. TIPS Index Fund	415,815
71,862	PIMCO Commodity Real Return Strategy Fund	487,227
7,100	PIMCO Investment Grade Corporate Bond Index ETF	775,604
7,200	PIMCO Total Return ETF	792,936
11,200	PowerShares Dynamic Food & Beverage Portfolio	228,144
11,500	PowerShares Dynamic Leisure & Entertainment Portfolio	260,130
24,900	PowerShares Dynamic Media Portfolio	406,866
17,500	PowerShares Dynamic Retail Portfolio	454,650
27,500	Powershares Emerging Markets Sovereign Debt Portfolio	864,050
14,900	PowerShares Global Water Portfolio	258,068
5,000	Powershares International Corporate Bond Portfolio	145,750
4,700	Powershares S&P Smallcap Consumer Discretionary Portfolio	153,878
36,900	PowerShares Water Resources Portfolio	747,594
40,527	Schooner Fund	951,586
2,400	Schwab Intermediate-Term U.S. Treasury ETF	130,670
3,600	Schwab U.S. REIT ETF	107,280
10,900	Schwab U.S. TIPS ETF	642,882
31,924	Sierra Core Retirement Fund	758,834
4,600	SPDR Barclays International Treasury Bond ETF	281,704
7,700	SPDR DB International Government Inflation-Protected Bond ETF	486,255
3,000	SPDR Dow Jones Global Real Estate ETF	123,900
3,900	SPDR Dow Jones REIT ETF	276,822
5,300	SPDR S&P Bank ETF	123,331
4,300	SPDR S&P Homebuilders ETF	113,176
11,600	SPDR S&P Insurance ETF	509,472
4,000	SPDR S&P Regional Banking ETF	110,320
4,900	SPDR S&P Retail ETF	310,023
62,300	TFS Market Neutral Fund	971,249
1,700	Vanguard Consumer Discretionary ETF	129,863
4,900	Vanguard Consumer Staples ETF	452,417
9,300	Vanguard Global ex-U.S. Real Estate Index ETF	504,804
8,900	Vanguard Health Care ETF	649,077
4,400	Vanguard Long-Term Corporate Bond ETF(a)	408,408
4,000	Vanguard Long-Term Government Bond ETF(a)	309,160
4,600	Vanguard REIT ETF	295,366
2,900	Vanguard Short-Term Corporate Bond ETF(a)	233,247
	TOTAL INVESTMENT COMPANIES (Cost $39,055,524) - 86.0%	$40,202,742

	TOTAL INVESTMENTS (Cost $39,055,524) - 86.0%	$40,202,742
	Other Assets in Excess of Liabilities - 14.0%(b)	6,539,579
	TOTAL NET ASSETS - 100.0%	$46,742,321

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) $153,459 of cash is pledged as collateral for future contracts.

Evolution Alternative Investment Fund
Long Futures Contracts
November 30, 2012 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
65	E-Mini NASDAQ-100® Futures
	Expiring December 2012 (Underlying Face Amount at Market Value $3,478,475)	$58,364

Evolution Alternative Investment Fund
Short Futures Contracts
November 30, 2012 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
28	E-Mini S&P 500® Futures
	Expiring December 2012 (Underlying Face Amount at Market Value $1,979,250)	$(119)

HCM Freedom Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 97.9%
744,959	Nuveen High Yield Municipal Bond Fund	$12,977,178
1,148,272	PIMCO High Yield Municipal Bond Fund	10,368,896
	TOTAL INVESTMENT COMPANIES (Cost $22,853,438)	$23,346,074

	TOTAL INVESTMENTS (Cost $22,853,438) - 97.9%	$23,346,074
	Other Assets in Excess of Liabilities - 2.1%	511,531
	TOTAL NET ASSETS - 100.0%	$23,857,605

Percentages are stated as a percent of net assets.

Direxion Monthly S&P 500® Bull 2X Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	21,233,664
TOTAL NET ASSETS - 100.0%	$21,233,664

Percentages are stated as a percent of net assets.
(a) $4,140,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2012 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	S&P 500® Index	29,989	$41,807,124	(0.26%)	11/20/2013	$690,148

Direxion Monthly S&P 500® Bear 2X Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	28,039,523
TOTAL NET ASSETS - 100.0%	$28,039,523

Percentages are stated as a percent of net assets.
(a) $6,230,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
November 30, 2012 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	S&P 500® Index	39,566	$55,226,813	0.01%	10/15/2013	$(874,461)

Direxion Monthly NASDAQ-100® Bull 2X Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	37,533,964
TOTAL NET ASSETS - 100.0%	$37,533,964

Percentages are stated as a percent of net assets.
(a) $8,840,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2012 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	NASDAQ-100® Index	28,036	$77,082,340	(0.16%)	9/17/2013	$(1,862,660)

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	24,830,666
TOTAL NET ASSETS - 100.0%	$24,830,666

Percentages are stated as a percent of net assets.
(a) $12,504,150 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2012 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	1,186,384	$49,258,686	(1.16%)	5/21/2014	$141,336
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	6,105	253,198	(1.16%)	6/18/2014	1,039
		1,192,489	$49,511,884			$142,375

VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of November 30, 2012:

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$290,776	$-	$290,776

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(976,771)	$-	$(976,771)

Direxion Monthly 10 Year Note Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$813,572	$-	$813,572

Direxion Monthly 10 Year Note Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(54,352)	$-	$(54,352)

Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$19,019,311	$-	$-	$19,019,311

Direxion Monthly Commodity Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(786,765)	$-	$(786,765)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$211,174	$-	$211,174

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(30,272)	$-	$(30,272)

U.S. Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$11,167,234	$-	$-	$11,167,234

Direxion Monthly S&P 500® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$690,148	$-	$690,148

Direxion Monthly S&P 500® Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(874,461)	$-	$(874,461)

Direxion Monthly NASDAQ-100® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,862,660)	$-	$(1,862,660)

Direxion Monthly Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$142,375	$-	$142,375

Evolution Managed Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$42,499,564	$-	$-	$42,499,564
Other Financial Instruments*	(12)	-	-	(12)

Evolution All-Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Equity Securities	$8,129,269	$-	$-	$8,129,269
Investment Companies-Equity	275,713	-	-	275,713
Investment Companies-Fixed Income	140,916	-	-	140,916
Other Financial Instruments*	(51)	-	-	(51)

Evolution Market Leaders Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$163,785,508	$-	$-	$163,785,508

Evolution Alternative Investment Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$33,197,198	$-	$-	$33,197,198
Investment Companies-Fixed Income	7,005,544	-	-	7,005,544
Other Financial Instruments*	58,245	-	-	58,245

HCM Freedom Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$23,346,074	$-	$-	$23,346,074

For further information regarding each asset class, see the Schedule of Investments.

* Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 10 Year Note Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly 10 Year Note Bear 2X Fund	Dynamic HY Bond Fund	Direxion Monthly Commodity Bull 2X Fund
Cost of investments	$0	$19,289,126	$0
Gross unrealized appreciation	$0	$1,376,970	$0
Gross unrealized depreciation	$(0)	$(1,646,785)	$(0)
Net unrealized appreciation/(depreciation)	$0	$(269,815)	$0

	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly China Bull 2X Fund	U.S. Government Money Market Fund
Cost of investments	$0	$0	$11,167,234
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund	Evolution Market Leaders Fund
Cost of investments	$40,676,518	$8,423,338	$162,539,980
Gross unrealized appreciation	$2,891,686	$416,858	$3,365,208
Gross unrealized depreciation	$(1,068,640)	$(294,298)	$(2,119,680)
Net unrealized appreciation/(depreciation)	$1,823,046	$122,560	$1,245,528

	Evolution Alternative Investment Fund	HCM Freedom Fund	Direxion Monthly S&P 500® Bull 2X Fund
Cost of investments	$39,867,534	$22,853,438	$0
Gross unrealized appreciation	$1,334,830	$492,636	$0
Gross unrealized depreciation	$(999,622)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$335,208	$492,636	$0

	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly Latin America Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title) /s/ Daniel D. O’Neill
         Daniel D. O’Neill, President

Date        1/17/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel D. O’Neill
         Daniel D. O’Neill, President

Date        1/17/13

By (Signature and Title) /s/ Patrick J. Rudnick
  Patrick J. Rudnick, Principal Financial Officer

Date        1/17/13